Supplemental Cash Flow Information (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information
Schedule of non cash investing and financing activities

	Three Months Ended March 31,
	2018	2017
Property and equipment acquired under capital lease	$3,092	$2,046
Property and equipment in payables	4,512	579

Non-cash investing and financing activities were as follows:

	Year Ended December 31,
	2017	2016	2015
Property and equipment acquired under capital lease	$12,941	$2,616	$—
Property and equipment in payables	1,553	243	276

Cash paid for interest and income taxes was as follows:

	Year Ended December 31,
	2017	2016	2015
Cash paid for interest	$18,826	$19,946	$21,391
Cash paid for income taxes, net	1,535	583	370